MFS® Lifetime® Income Fund
MFS® Lifetime® Income Fund
SUPPLEMENT TO THE PROSPECTUS

The date of this supplement is December 13, 2017.

MFS® Lifetime® Income Fund

Effective February 1, 2018, the sub-sections entitled "Fees and Expenses" and "Example" under the main heading "Summary of Key Information" are restated in their entirety as follows:

Fees and Expenses
This table describes the fees and expenses that you may pay when you buy and hold shares of the fund. Investors may also pay commissions or other fees to their financial intermediary when they buy and hold shares of the fund, which are not reflected below. Expenses for Class 529A, Class 529B, and Class 529C shares have been adjusted to reflect current fee arrangements.

You may qualify for sales charge reductions if, with respect to Class A or Class 529A shares, you and certain members of your family invest, or agree to invest in the future, at least $100,000 in MFS Funds, and, with respect to Class T shares, you invest at least $250,000 in the fund. More information about these and other waivers and reductions is available from your financial intermediary and in "Sales Charges and Waivers and Reductions" on page 14 and "Appendix A – Waivers and Reductions of Sales Charges" on page A-1 of the fund's prospectus.

Shareholder Fees (fees paid directly from your investment):
Shareholder Fees - MFS® Lifetime® Income Fund	A		T	B	C	I	R1	R2	R3	R4	R6	529A	529B	529C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.25%		2.50%	none	none	none	none	none	none	none	none	4.25%	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	1.00%	[1]	none	4.00%	1.00%	none	none	none	none	none	none	none	4.00%	1.00%
[1]	This contingent deferred sales charge (CDSC) applies to shares purchased without an initial sales charge and redeemed within 18 months of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses - MFS® Lifetime® Income Fund		A	T	B	C	I	R1	R2	R3	R4	R6	529A	529B	529C
Management Fee		none	none	none	none	none	none	none	none	none	none	none	none	none
Distribution and/or Service (12b-1) Fees		0.25%	0.25%	1.00%	1.00%	none	1.00%	0.50%	0.25%	none	none	0.25%	1.00%	1.00%
Other Expenses		0.24%	0.24%	0.24%	0.24%	0.24%	0.24%	0.24%	0.24%	0.24%	0.14%	0.29%	0.29%	0.29%
Acquired (Underlying) Fund Fees and Expenses		0.56%	0.56%	0.56%	0.56%	0.56%	0.56%	0.56%	0.56%	0.56%	0.56%	0.56%	0.56%	0.56%
Total Annual Fund Operating Expenses		1.05%	1.05%	1.80%	1.80%	0.80%	1.80%	1.30%	1.05%	0.80%	0.70%	1.10%	1.85%	1.85%
Fee Reductions, Expense Reimbursements and/or MFS Payments	[1]	(0.24%)	(0.24%)	(0.24%)	(0.24%)	(0.24%)	(0.24%)	(0.24%)	(0.24%)	(0.24%)	(0.24%)	(0.24%)	(0.24%)	(0.24%)
Total Annual Fund Operating Expenses After Fee Reductions, Expense Reimbursements and/or MFS Payments		0.81%	0.81%	1.56%	1.56%	0.56%	1.56%	1.06%	0.81%	0.56%	0.46%	0.86%	1.61%	1.61%
[1]	Massachusetts Financial Services Company ("MFS") has agreed in writing to bear the fund's expenses, excluding program management fees, management fees, distribution and service fees, interest, taxes, extraordinary expenses, brokerage and transaction costs, investment-related expenses, and fees and expenses associated with investments in investment companies and other similar investment vehicles, or make payment to the fund, such that "Other Expenses" do not exceed 0.00% of the class' average daily net assets annually for each of Class A, Class T, Class B, Class C, Class 529A, Class 529B, Class 529C, Class I, Class R1, Class R2, Class R3, and Class R4 shares, and (0.10)% of the class' average daily net assets annually for Class R6 shares. This written agreement will continue until modified by the fund's Board of Trustees, but such agreement will continue until at least August 31, 2019.

Example
Expense Example - MFS® Lifetime® Income Fund - USD ($)	1 YEAR	3 YEARS	5 YEARS	10 YEARS
A	504	708	944	1,620
T	331	538	778	1,466
B	559	829	1,139	1,886
C	259	529	939	2,084
I	57	217	406	954
529A	509	723	970	1,675
529B	564	844	1,165	1,941
529C	264	544	965	2,137
R1	159	529	939	2,084
R2	108	374	676	1,534
R3	83	296	542	1,248
R4	57	217	406	954
R6	47	185	351	834

Expense Example No Redemption - MFS® Lifetime® Income Fund - USD ($)	1 YEAR	3 YEARS	5 YEARS	10 YEARS
B	159	529	939	1,886
C	159	529	939	2,084
529B	164	544	965	1,941
529C	164	544	965	2,137

Effective February 1, 2018, the Performance Table under the sub-section entitled "Performance Information" under the main heading "Summary of Key Information" is restated follows:
Average Annual Total Returns (For the Periods Ended December 31, 2016)
Average Annual Returns - MFS® Lifetime® Income Fund	Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
T	Returns Before Taxes T Shares	2.40%	3.91%	4.68%
B	Returns Before Taxes B Shares	0.25%	3.31%	4.33%
C	Returns Before Taxes C Shares	3.26%	3.64%	4.16%
I	Returns Before Taxes I Shares	5.29%	4.70%	5.21%
529A	Returns Before Taxes 529A Shares	0.55%	3.48%	4.44%
529B	Returns Before Taxes 529B Shares	0.23%	3.26%	4.27%
529C	Returns Before Taxes 529C Shares	3.24%	3.61%	4.12%
R1	Returns Before Taxes R1 Shares	4.25%	3.66%	4.18%
R2	Returns Before Taxes R2 Shares	4.77%	4.16%	4.67%
R3	Returns Before Taxes R3 Shares	5.03%	4.44%	4.94%
R4	Returns Before Taxes R4 Shares	5.29%	4.68%	5.20%
R6	Returns Before Taxes R6 Shares	5.59%	4.76%	5.24%
A	Returns Before Taxes A Shares	0.57%	3.52%	4.47%
After Taxes on Distributions | A	Returns After Taxes on Distributions A Shares	(0.71%)	2.55%	3.36%
After Taxes on Distributions and Sale of Fund Shares | A	Returns After Taxes on Distributions and Sale of Fund Shares A Shares	0.71%	2.38%	3.11%
Bloomberg Barclays U.S. Aggregate Bond Index	Index Comparisons (Reflects no deduction for fees, expenses, or taxes) Bloomberg Barclays U.S. Aggregate Bond Index	2.65%	2.23%	4.34%
MFS Lifetime Income Fund Blended Index	Index Comparisons (Reflects no deduction for fees, expenses, or taxes) MFS Lifetime Income Fund Blended Index	4.62%	4.93%	5.24%